                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------

            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                   GOLD TRACK
                               GOLD TRACK SELECT

                  METLIFE OF CT FUND U FOR VARIABLE ANNUITIES
                               UNIVERSAL ANNUITY
                          UNIVERSAL ANNUITY ADVANTAGE
                            UNIVERSAL SELECT ANNUITY

                       METLIFE OF CT SEPARATE ACCOUNT QPN
                        METLIFE RETIREMENT PERSPECTIVES
                       UNALLOCATED GROUP VARIABLE ANNUITY

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                           METLIFE RETIREMENT ACCOUNT

           METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES*
                           METLIFE RETIREMENT ACCOUNT


                       SUPPLEMENT DATED DECEMBER 27, 2007

           TO THE PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable funding options ("Existing Funds") and substitute new variable funding options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as a funding option under your Contract or Certificate (hereinafter "Contract") such Replacement Fund will be added as a funding option on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.


-----------
* Prior to December 7, 2007, this was a Separate Account of MetLife Life and Annuity Company of Connecticut.


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The proposed substitution and respective advisers and/or sub-advisers for all of the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Dreyfus Variable Investment Fund - Dreyfus                   Metropolitan Series Fund, Inc. - T. Rowe
Developing Leaders Portfolio (Initial Class)                 Price Small Cap Growth Portfolio (Class B)
The Dreyfus Corporation                                      T. Rowe Price Associates, Inc.
-----------------------------------------------------        -----------------------------------------------


The proposed substitutions and respective advisers and/or sub-advisers for all of the above-listed Contracts EXCEPT Universal Annuity, Universal Annuity Advantage and Universal Select Annuity are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Dreyfus Variable Investment Fund - Dreyfus                   Metropolitan Series Fund, Inc. - Davis
Appreciation Portfolio (Initial Class)                       Venture Value Portfolio (Class A)
The Dreyfus Corporation                                      Davis Selected Advisers, L.P.
(Fayez Sarofim & Co.)
-----------------------------------------------------        -----------------------------------------------
Van Kampen Life Investment Trust - Van Kampen                Metropolitan Series Fund, Inc. - Jennison
LIT Strategic Growth Portfolio (Class II)                    Growth Portfolio (Class B)
Van Kampen Asset Management                                  Jennison Associates LLC
-----------------------------------------------------        -----------------------------------------------


The proposed substitution and respective advisers and/or sub-advisers for Gold Track, Universal Annuity, Universal Annuity Advantage and Universal Select Annuity ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Fidelity(R) Variable Insurance Products - VIP Growth         Met Investors Series Trust - Oppenheimer
Portfolio (Initial Class)                                    Capital Appreciation Portfolio (Class A)
Fidelity Management & Research Company                       OppenheimerFunds, Inc.
(Fidelity International Investment Advisers, Fidelity
International Investment Advisors (UK) Limited,
Fidelity Management & Research (U.K.) Inc.,
Fidelity Research & Analysis Company, FMR Co.,
Inc. and Fidelity Investments Japan Limited)
-----------------------------------------------------        -----------------------------------------------


The proposed substitution and respective advisers and/or sub-advisers for Gold Track, Gold Track Select and MetLife Retirement Account ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Putnam Variable Trust - Putnam VT Discovery                  Met Investors Series Trust - Van Kampen
Growth Fund (Class IB Shares)                                Mid-Cap Growth Portfolio (Class B)
Putnam Investment Management LLC                             Morgan Stanley Investment Management,
                                                             Inc. (d/b/a/ Van Kampen)
-----------------------------------------------------        -----------------------------------------------

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
The proposed substitution and respective advisers and/or sub-advisers for MetLife Retirement Account ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                        REPLACEMENT FUND AND SUB-ADVISER
-----------------------------------------------------        -----------------------------------------------
Janus Aspen Series - Janus Worldwide Growth                  Metropolitan Series Fund, Inc. -
Portfolio (Service Class)                                    Oppenheimer Global Equity Portfolio
Janus Capital Management LLC                                 (Class B)
                                                             OppenheimerFunds, Inc.
-----------------------------------------------------        -----------------------------------------------


Please note that:

     o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     o The elections you have on file for allocating your Contract or Certificate value (hereinafter "Contract Value"), premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     o You may transfer amounts in your Contract among the variable funding options and the Fixed Account as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     o If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     o On the effective date of the substitution, your Contract Value in the variable funding option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     o  There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

185 ASYLUM STREET, 3CP                        TELEPHONE; (800) 638-7732

HARTFORD, CT 06103-3415


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